Related party transactions - Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates (Detail) - Joint ventures and associates [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transactions between related parties [line items]
Commitments and other contingencies	$ 1,017	$ 589
Other fees received for services rendered	48	43
Other fees paid for services received	$ 108	$ 117